UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2015 (Unaudited)

COMMON STOCKS - 69.09%	Shares	Value
Administrative and Support Services - 2.04%
CreditRiskMonitor.com, Inc.	600	$2,700
Ctrip.com International Limited - ADR*^	5,800	366,444
Interval Leisure Group, Inc.	200	3,672
PayPal Holdings, Inc.*	72,000	2,234,880
		2,607,696
Broadcasting (except Internet) - 1.14%
CBS Corporation - Class B	3,000	119,700
The E.W. Scripps Company - Class A	76,000	1,342,920
		1,462,620
Cable Distributor - 6.71%
Liberty Broadband Corporation - Series A*	24,000	1,234,560
Liberty Broadband Corporation - Series C*	59,000	3,019,030
Liberty Global plc - Series C*	100,000	4,102,000
Liberty Global plc LiLAC - Series C*	6,740	230,778
		8,586,368
Credit Intermediation and Related Activities - 0.60%
LendingTree, Inc.*^	8,233	765,916

Data Processing, Hosting and Related Services - 0.27%
CoStar Group, Inc.*^	2,000	346,120

Data Processor - 3.53%
MasterCard, Inc. - Class A	19,600	1,766,352
Verisk Analytics, Inc. - Class A*	7,600	561,716
Visa, Inc. - Class A	31,400	2,187,324
		4,515,392
Defense - 2.56%
CACI International, Inc. - Class A*	35,000	2,588,950
ManTech International Corporation - Class A	27,000	693,900
		3,282,850
E-Commerce - 6.50%
eBay, Inc.*	72,000	1,759,680
Liberty Interactive Corporation - Class A*	250,000	6,557,500
		8,317,180
Gaming - 0.57%
Melco International Development Limited	600,000	733,157

Global Exchanges - 0.09%
JSE Limited	12,000	111,700

Holding Company - 1.97%
Icahn Enterprises LP	37,589	2,519,215

Media - 15.51%
Liberty Media Corporation - Class A*	99,000	3,536,280
Liberty Media Corporation - Class C*	157,000	5,410,220
Liberty Ventures - Series A*	144,000	5,810,400
Starz - Class A*	109,000	4,070,060
Viacom Inc. - Class B	24,000	1,035,600
		19,862,560
Motion Picture and Sound Recording Industries - 1.55%
DreamWorks Animation SKG, Inc. - Class A*^	114,000	1,989,300

Motor Vehicle and Parts Dealers - 0.32%
AutoNation, Inc.*	7,000	407,260

Non-Store Retailers - 0.94%
Copart, Inc.*	36,000	1,184,400
Overstock.com, Inc.*	1,000	17,160
		1,201,560
Other Information Services - 6.97%
Google Inc. - Class A*	6,000	3,830,220
Google Inc. - Class C*	6,000	3,650,520
Yahoo! Inc.*	50,000	1,445,500
		8,926,240
Performing Arts, Spectator Sports, and Related Industries - 4.08%
Live Nation Entertainment, Inc.*	70,000	1,682,800
The Madison Square Garden Company - Class A*	49,100	3,542,074
		5,224,874
Professional, Scientific, and Technical Services - 0.01%
Monster Worldwide, Inc.*	2,000	12,840

Publishing Industries (except Internet) - 0.11%
Journal Media Group Inc.	19,375	145,312

Rental and Leasing Services - 0.18%
Comdisco Holding Company, Inc.^	56,000	232,400

Satellite Telecommunications - 12.67%
DISH Network Corp. - Class A*	119,800	6,989,132
EchoStar Corporation - Class A*	199,800	8,597,394
Loral Space & Communications Inc.*	8,600	404,888
ViaSat, Inc.*	3,600	231,444
		16,222,858
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.75%
MarketAxess Holdings, Inc.	5,700	529,416
OTC Markets Group Inc. - Class A	30,600	431,460
		960,876
Telecommunications - 0.02%
ICTC Group Inc.*	149	2,972
SoftBank Group Corp.	400	18,262
		21,234
TOTAL COMMON STOCKS
(cost $47,087,984)		88,455,528

ESCROW NOTES - 0.00%	Principal Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp. Preferred*+	$190,000	-
TOTAL ESCROW NOTES
(cost $0)		-

PURCHASED PUT OPTIONS - 0.22%	Contractsd
Funds, Trusts, and Other Financial Vehicles - 0.22%
SPDR S&P 500 ETF Trust*
Expiration Date: October 2015, Exercise Price: $185.00	1,550	276,675

TOTAL PURCHASED PUT OPTIONS
(cost $340,889)		276,675

RIGHTS - 0.09%	Shares
Rental and Leasing Services - 0.09%
Comdisco Holding Company, Inc.*^#	1,800,000	111,600

TOTAL RIGHTS
(cost $21,920)		111,600
	Principal
SHORT-TERM INVESTMENTS - 10.02%	Amount
Commerical Paper - 4.94%
U.S. Bank N.A., 0.02%, 10/01/15	$6,330,000	6,330,000

Money Market Funds - 5.08%	Shares
Fidelity Institutional Government Portfolio - Class I, 0.01%b	6,501,000	6,501,000
TOTAL SHORT-TERM INVESTMENTS
(cost $12,831,000)		12,831,000

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.12%
Money Market Funds - 2.12%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	2,716,138	2,716,138
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $2,716,138)		2,716,138

TOTAL INVESTMENTS - 81.54%
(cost $62,997,931)(a)		$104,390,941

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2015. Total loaned securities had a market value of $2,610,539 at September 30, 2015.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of September 30, 2015.
d	- 100 shares per contract.
ADR	- American Depository Receipt.

(a) Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$42,865,859
Gross unrealized depreciation	(1,472,849)
Net unrealized appreciation	$41,393,010

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2015 (Unaudited)

COMMON STOCKS - 91.03%	Shares	Value
Chemical Manufacturing - 8.79%
Agenus, Inc.*	148	$681
Ampliphi Biosciences Corp.*	20	79
Celgene Corporation*	7,000	757,190
Gilead Sciences, Inc.	9,000	883,710
Immune Pharmaceuticals Inc.*	17	20
Lonza Group AG*	6,000	786,784
MMRGlobal Inc.*	43,000	211
		2,428,675
Pharmaceutical and Biotechnology - 75.15%
AbbVie Inc.	14,000	761,740
Alkermes plc*	25,000	1,466,750
Arena Pharmaceuticals, Inc.*^	45,000	85,950
AstraZeneca plc - ADR	28,000	890,960
Biogen Inc.*	6,750	1,969,717
Bristol-Myers Squibb Company	34,000	2,012,800
Celldex Therapeutics Inc.*^	26,294	277,139
Eli Lilly & Company	23,000	1,924,870
GlaxoSmithKline plc - ADR	24,673	948,677
Isis Pharmaceuticals, Inc.*^	17,000	687,140
Johnson & Johnson	15,000	1,400,250
Merck & Co., Inc.	16,000	790,240
Merrimack Pharmaceuticals, Inc.*^	25,000	212,750
Novartis AG - ADR	18,000	1,654,560
Oncothyreon, Inc.*	33,333	91,332
Osiris Therapeutics, Inc.*^	21,000	387,870
Pfizer, Inc.	46,000	1,444,860
Progenics Pharmaceuticals, Inc.*	67,200	384,384
Roche Holding AG Limited - ADR	24,000	790,800
Sanofi - ADR	27,000	1,281,690
Shire plc - ADR^	6,000	1,231,380
Synta Pharmaceuticals Corp.*^	18,000	31,320
Vical Inc.*^	84,500	38,862
		20,766,041
Professional, Scientific, and Technical Services - 7.09%
Affymetrix, Inc.*^	104,000	888,160
Albany Molecular Research, Inc.*^	56,000	975,520
Codexis, Inc.*	5,611	19,021
Onconova Therapeutics, Inc.*^	24,000	32,640
Pacific Biosciences of California Inc.*^	12,000	43,920
		1,959,261
TOTAL COMMON STOCKS
(cost $17,687,552)		25,153,977

RIGHTS - 0.04%
Funds, Trusts, and Other Financial Vehicles - 0.03%
Ligand Pharmaceuticals Inc.*	44,000	1,848
Ligand Pharmaceuticals Inc.*	44,000	2,200
Ligand Pharmaceuticals Inc.*	44,000	3,080
Ligand Pharmaceuticals Inc.*	44,000	308

		7,436
Pharmaceutical and Biotechnology - 0.01%
Sanofi*	15,538	2,957

TOTAL RIGHTS
(cost $0)		10,393
	Principal
SHORT-TERM INVESTMENTS - 8.96%	Amount
Commerical Paper - 4.88%
U.S. Bank N.A., 0.02%, 10/01/15	$1,349,000	1,349,000

Money Market Funds - 4.08%	Shares
Fidelity Institutional Government Portfolio - Class I, 0.01%b	1,128,138	1,128,138
TOTAL SHORT-TERM INVESTMENTS
(cost $2,477,138)		2,477,138

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.83%
Money Market Funds - 10.83%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	2,992,484	2,992,484
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $2,992,484)		2,992,484

TOTAL INVESTMENTS - 110.86%
(cost $23,157,174)(a)		$30,633,992

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2015. Total loaned securities had a market value of $2,920,493 at September 30, 2015.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2015.
ADR	- American Depository Receipt.

(a) Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,708,344
Gross unrealized depreciation	(2,231,526)
Net unrealized appreciation	$7,476,818

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2015 (Unaudited)

COMMON STOCKS - 69.92%	Shares	Value
Asset Management - 8.93%
Brookfield Asset Management Inc. - Class A	5,800	$182,352
JZ Capital Partners Limited	10,000	61,115
Onex Corporation	7,000	401,520
Partners Value Investments Inc.*	1,200	28,775
		673,762
Cable Distributor - 2.37%
Altice N.V. - Class A*	400	8,370
Liberty Broadband Corporation - Series A*	900	46,296
Liberty Broadband Corporation - Series C*	2,340	119,738
Numericable Group SA*	100	4,612
		179,016
Chemical Manufacturing - 0.84%
Platform Specialty Products Corporation*	5,000	63,250

Construction of Buildings - 0.44%
Lennar Corporation - Class A	200	9,626
TRI Pointe Group, Inc.*	1,800	23,562
		33,188
Crop Production - 0.23%
Cresud S.A.C.I.F.y A. - ADR*	1,785	17,457

Electronics and Appliance Stores - 0.19%
Sears Hometown and Outlet Stores Inc.*	1,800	14,418

Gaming - 0.70%
Wynn Resorts Limited	1,000	53,120

General Merchandise Stores - 1.47%
Sears Canada Inc.*^	6,600	43,032
Sears Holdings Corporation*^	3,000	67,800
		110,832
Global Exchanges - 0.35%
BM&FBOVESPA SA	9,470	26,276

Holding Company - 17.76%
Bollore SA	92,500	449,616
Clarke Inc.	33,000	251,487
Dundee Corporation - Class A*	35,800	231,483
HRG Group, Inc.*	200	2,346
Icahn Enterprises LP	5,994	401,718
Investor AB - B Shares	100	3,430
		1,340,080
Insurance Carriers and Related Activities - 0.24%
Fairfax Financial Holdings Limited	40	18,223

Lessors of Nonresidential Buildings (except Miniwarehouses) - 6.08%
The Howard Hughes Corporation*	4,000	458,960

Media - 8.08%
Liberty Media Corporation - Class A*	3,600	128,592
Liberty Media Corporation - Class C*	6,000	206,760
Liberty Ventures - Series A*	6,432	259,531
Starz - Class A*	400	14,936
		609,819

Mining (except Oil and Gas) - 1.09%
Franco-Nevada Corporation	1,200	52,824
NovaCopper Inc.*	666	247
NovaGold Resources Inc.*^	4,000	14,440
Sandstorm Gold Limited*^	3,600	9,612
Silver Wheaton Corporation	400	4,804
		81,927
Motion Picture and Sound Recording Industries - 0.19%
DreamWorks Animation SKG, Inc. - Class A*^	800	13,960

Oil and Gas - 5.33%
Texas Pacific Land Trust	2,866	401,957

Oil and Gas Extraction - 6.77%
Continental Resources, Inc.*	2,000	57,940
Paramount Resources Limited - Class A*	1,410	10,397
Siem Industries Inc.	6,600	396,000
Tourmaline Oil Corp.*	2,000	46,564
		510,901
Other Information Services - 0.01%
Internet Initiative Japan Inc. - ADR	100	910

Pipeline Transportation - 0.10%
Rubis SCA	100	7,426

Publishing Industries (except Internet) - 0.04%
Promotora de Informaciones S.A. - ADR*	240	893
Promotora de Informaciones S.A. - Class A*	610	2,283
		3,176
Real Estate - 3.96%
Brookfield Property Partners LP	281	6,030
Dream Unlimited Corp. - Class A*	55,600	292,895
		298,925
Restaurants - 0.48%
Restaurant Brands International LP	18	630
Restaurant Brands International, Inc.^	1,000	35,920
		36,550
Satellite Telecommunications - 2.60%
DISH Network Corp. - Class A*	1,000	58,340
EchoStar Corporation - Class A*	3,200	137,696
		196,036
Telecommunications - 0.40%
Cable & Wireless Communications plc	9,000	7,543
SoftBank Group Corp.	500	22,827
		30,370
Transportation - 0.86%
Clarkson plc	2,100	64,711

Transportation Equipment Manufacturing - 0.41%
HEICO Corporation - Class A	675	30,652

TOTAL COMMON STOCKS
(cost $5,699,406)		5,275,902

	Principal
CORPORATE BONDS - 0.53%	Amount
General Merchandise Stores - 0.53%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	39,796

TOTAL CORPORATE BONDS
(cost $39,500)		39,796

MUTUAL FUNDS - 0.65%	Shares
Funds, Trusts, and Other Financial Vehicles - 0.65%
Templeton Russia and East European Fund, Inc.	5,000	48,650

TOTAL MUTUAL FUNDS
(cost $67,775)		48,650

PURCHASED PUT OPTIONS - 0.26%	Contractsd
Funds, Trusts, and Other Financial Vehicles - 0.26%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	2	2,020
Expiration Date: January 2017, Exercise Price: $25.00	4	5,540
SPDR S&P 500 ETF*
Expiration Date: October 2015, Exercise Price: $185.00	67	11,960

TOTAL PURCHASED PUT OPTIONS
(cost $23,594)		19,520

WARRANTS - 0.32%	Shares
General Merchandise Stores - 0.32%
Sears Holdings Corporation*^	1,390	24,325

TOTAL WARRANTS
(cost $19,439)		24,325
	Principal
SHORT-TERM INVESTMENTS - 9.28%	Amount
Commercial Paper - 5.04%
U.S. Bank N.A., 0.02%, 10/01/15	$380,000	380,000

Money Market Funds - 4.24%	Shares
Fidelity Institutional Government Portfolio - Class I, 0.01%b	320,000	320,000
TOTAL SHORT-TERM INVESTMENTS
(cost $700,000)		700,000

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.87%
Money Market Funds - 2.87%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	216,751	216,751
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $216,751)		216,751

TOTAL INVESTMENTS - 83.83%
(cost $6,766,465)(a)		$6,324,944

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2015. Total loaned securities had a market value of $201,815 at September 30, 2015.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2015.
d	- 100 shares per contract.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

(a) Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,161,954
Gross unrealized depreciation	(1,603,475)
Net unrealized depreciation	$(441,521)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2015 (Unaudited)

COMMON STOCKS - 87.02%	Shares	Value
Apparel Manufacturing - 0.21%
L Brands, Inc.	20,800	$1,874,704

Asset Management - 6.59%
Brookfield Asset Management Inc. - Class A	1,231,600	38,721,504
Onex Corporation	351,500	20,162,040
Partners Value Investments Inc.*	800	19,183
RIT Capital Partners plc	20,600	467,127
		59,369,854
Beverage and Tobacco Product Manufacturing - 0.15%
Brown-Forman Corporation - Class A^	450	48,146
Crimson Wine Group Limited*	141,600	1,281,480
		1,329,626
Broadcasting (except Internet) - 0.69%
CBS Corporation - Class B	156,700	6,252,330

Cable Distributor - 2.45%
Liberty Broadband Corporation - Series A*	112,800	5,802,432
Liberty Broadband Corporation - Series C*	319,000	16,323,230
		22,125,662
Chemical Manufacturing - 0.16%
Platform Specialty Products Corporation*	117,200	1,482,580

Construction of Buildings - 0.07%
TRI Pointe Group, Inc.*	45,600	596,904

Credit Intermediation and Related Activities - 0.00%
Emergent Capital, Inc.*^	7,000	38,150

E-Commerce - 2.73%
Liberty Interactive Corporation - Class A*	857,000	22,479,110
Liberty TripAdvisor Holdings Inc. - Series A*	96,600	2,141,622
		24,620,732
Electrical Equipment, Appliance, and Component Manufacturing - 0.00%
Danaher Corporation	100	8,521

Electronics and Appliance Stores - 0.07%
Sears Hometown and Outlet Stores Inc.*^	78,200	626,382

Gaming - 1.15%
Las Vegas Sands Corp.	140,000	5,315,800
MGM Resorts International*	126,700	2,337,615
Wynn Resorts Limited	50,800	2,698,496
		10,351,911
General Merchandise Stores - 1.15%
Sears Canada Inc.*^	411,200	2,681,024
Sears Holdings Corporation*^	340,000	7,684,000
		10,365,024
Global Exchanges - 0.15%
JSE Limited	142,000	1,321,788

Holding Company - 8.03%
Bollore SA	524,800	2,550,904
Dundee Corporation - Class A*^	165,800	1,072,063
Icahn Enterprises LP	872,418	58,469,454
Leucadia National Corporation	508,100	10,294,106
		72,386,527
Insurance Carriers and Related Activities - 1.81%
Markel Corporation*	20,400	16,357,944

Lessors of Nonresidential Buildings (except Miniwarehouses) - 11.29%
The Howard Hughes Corporation*	860,500	98,733,770
Rouse Properties, Inc.^	196,200	3,056,796
		101,790,566
Lessors of Residential Buildings and Dwellings - 0.76%
Equity Lifestyle Properties, Inc. - REIT	116,600	6,829,262

Machinery Manufacturing - 0.05%
Colfax Corporation*^	14,400	430,704

Manufactured Brands - 3.29%
Jarden Corporation*	607,100	29,675,048

Media - 9.98%
Discovery Communications, Inc. - Class A*^	243,300	6,333,099
Discovery Communications, Inc. - Class C*	195,800	4,755,982
Liberty Media Corporation - Class A*	490,500	17,520,660
Liberty Media Corporation - Class C*	841,100	28,984,306
Liberty Ventures - Series A*	280,000	11,298,000
Scripps Networks Interactive - Class A	37,800	1,859,382
Starz - Class A*	465,000	17,363,100
Viacom Inc. - Class B^	42,400	1,829,560
		89,944,089
Mining (except Oil and Gas) - 1.38%
Franco-Nevada Corporation	283,000	12,457,660

Motion Picture and Sound Recording Industries - 2.19%
DreamWorks Animation SKG, Inc. - Class A*^	1,129,000	19,701,050

Motor Vehicle and Parts Dealers - 4.55%
AutoNation, Inc.*	705,400	41,040,172

Non-Store Retailers - 0.15%
Lands' End, Inc.*^	50,800	1,372,108

Oil and Gas - 9.24%
Texas Pacific Land Trustc	593,780	83,277,645

Oil and Gas Extraction - 1.60%
Canadian Natural Resources Limited	53,300	1,036,685
Continental Resources, Inc.*	146,000	4,229,620
Siem Industries Inc.	29,700	1,782,000
Tourmaline Oil Corp.*	316,000	7,357,152
		14,405,457
Oil Refining - 0.04%
Par Petroleum Corporation*	16,000	333,280

Other Exchanges - 4.37%
CBOE Holdings Inc.^	579,000	38,839,320
Urbana Corporation - Class A	364,178	537,603
		39,376,923
Performing Arts, Spectator Sports, and Related Industries - 3.40%
Live Nation Entertainment, Inc.*	1,276,500	30,687,060

Real Estate - 1.79%
Brookfield Property Partners LP^	71,064	1,525,033
Dream Unlimited Corp. - Class A*^	306,300	1,613,555
Forest City Enterprises, Inc. - Class A*	645,200	12,987,876
		16,126,464
Restaurants - 2.04%
The Wendy's Company	2,126,400	18,393,360

Satellite Telecommunications - 5.24%
DISH Network Corp. - Class A*	506,900	29,572,546
EchoStar Corporation - Class A*	411,000	17,685,330
		47,257,876
Support Activities for Transportation - 0.01%
HNA Infrastructure Company Limited	48,000	54,874

Transportation Equipment Manufacturing - 0.00%
HEICO Corporation - Class A	1,000	45,410

Utilities - 0.24%
Brookfield Infrastructure Partners LP^	58,600	2,154,722

TOTAL COMMON STOCKS
(cost $562,115,314)		784,462,369

ESCROW NOTES - 0.00%	Principal Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp.*+	$200,000	–
TOTAL ESCROW NOTES
(cost $0)		–

PURCHASED PUT OPTIONS - 0.23%	Contractsd
Funds, Trusts, and Other Financial Vehicles - 0.23%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	18	18,180
Expiration Date: January 2017, Exercise Price: $25.00	18	24,930
SPDR S&P 500 ETF*
Expiration Date: October 2015, Exercise Price: $185.00	11,210	2,000,985

TOTAL PURCHASED PUT OPTIONS
(cost $2,519,337)		2,044,095

WARRANTS - 0.18%	Shares
General Merchandise Stores - 0.18%
Sears Holdings Corporation*^	94,631	1,656,043

TOTAL WARRANTS
(cost $1,567,656)		1,656,043
	Principal
SHORT-TERM INVESTMENTS - 10.06%	Amount
Commerical Paper - 4.96%
U.S. Bank N.A., 0.02%, 10/01/15	$44,745,000	44,745,000

Money Market Funds - 5.10%	Shares
Fidelity Institutional Government Portfolio - Class I, 0.01%b	45,976,817	45,976,817
TOTAL SHORT-TERM INVESTMENTS
(cost $90,721,817)		90,721,817

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.75%
Money Market Funds - 4.75%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	42,789,466	42,789,466
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $42,789,466)		42,789,466

TOTAL INVESTMENTS - 102.24%
(cost $699,713,590)(a)		$921,673,790

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2015. Total loaned securities had a market value of $40,499,379 at September 30, 2015.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
c	- Affiliate issuer.
d	- 100 shares per contract.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2015.
REIT	- Real Estate Investment Trust.

(a) Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$307,520,600
Gross unrealized depreciation	(85,560,400)
Net unrealized appreciation	$221,960,200

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2015 (Unaudited)

COMMON STOCKS - 80.32%	Shares	Value
Asset Management - 7.08%
GAMCO Investors, Inc. - Class A	19,200	$1,054,080
JZ Capital Partners Limited	194,400	1,188,074
Onex Corporation	143,100	8,260,017
Partners Value Investments Inc.*	191,000	4,579,992
RIT Capital Partners plc	135,200	3,065,801
Sprott, Inc.	1,680	2,984
		18,150,948
Chemical Manufacturing - 2.43%
Inter Parfums, Inc.	106,900	2,652,189
Platform Specialty Products Corporation*	283,600	3,587,540
		6,239,729
Construction of Buildings - 2.19%
Green Brick Partners, Inc.*	109,300	1,183,719
TRI Pointe Group, Inc.*	338,200	4,427,038
		5,610,757
Credit Intermediation and Related Activities - 1.56%
Emergent Capital, Inc.*^	735,250	4,007,112

Electronics and Appliance Stores - 1.17%
Sears Hometown and Outlet Stores Inc.*^	375,700	3,009,357

Forestry and Logging - 0.01%
Keweenaw Land Association Limited*	380	31,160

Gaming - 1.62%
Tropicana Entertainment Inc.*	256,600	4,146,656

General Merchandise Stores - 1.97%
Sears Canada Inc.*^	613,100	3,997,412
Sears Holdings Corporation*^	46,500	1,050,900
		5,048,312
Holding Company - 10.94%
Dundee Corporation - Class A*	854,700	5,526,490
Icahn Enterprises LP	336,294	22,538,424
		28,064,914
Insurance Carriers and Related Activities - 1.16%
AmTrust Financial Services, Inc.^	32,900	2,072,042
Greenlight Capital Re, Limited - Class A*	41,000	913,480
		2,985,522
Lessors of Nonresidential Buildings (except Miniwarehouses) - 7.14%
The Howard Hughes Corporation*	159,600	18,312,504

Machinery Manufacturing - 0.40%
Colfax Corporation*^	34,500	1,031,895

Manufactured Brands - 8.53%
Jarden Corporation*	423,125	20,682,350
Movado Group, Inc.^	46,700	1,206,261
		21,888,611
Media - 1.36%
Liberty Ventures - Series A*	26,300	1,061,205
Starz - Class A*	65,000	2,427,100
		3,488,305
Merchant Wholesalers, Durable Goods - 0.31%
Dorman Products, Inc.*^	15,800	804,062

Mining (except Oil and Gas) - 0.06%
McEwen Mining Inc.^	160,600	140,477

Motion Picture and Sound Recording Industries - 2.96%
DreamWorks Animation SKG, Inc. - Class A*^	434,500	7,582,025

Motor Vehicle and Parts Dealers - 0.60%
Penske Automotive Group, Inc.	31,700	1,535,548

Oil and Gas - 10.68%
Texas Pacific Land Trust	195,280	27,388,020

Oil and Gas Extraction - 0.00%
Biloxi Marsh Lands Corporation	100	1,560

Oil Refining - 1.21%
Par Petroleum Corporation*	148,519	3,093,651

Other Exchanges - 0.40%
Urbana Corporation - Class A	695,071	1,026,070

Performing Arts, Spectator Sports, and Related Industries - 3.14%
Live Nation Entertainment, Inc.*	335,500	8,065,420

Petroleum and Coal Products Manufacturing - 1.16%
CVR Energy, Inc.	72,200	2,963,810

Pipeline Transportation - 1.31%
Rubis SCA	45,250	3,360,391

Publishing Industries (except Internet) - 0.14%
Promotora de Informaciones S.A. - ADR*	64,644	240,476
Value Line, Inc.	7,615	117,956
		358,432
Real Estate - 4.59%
Dream Unlimited Corp. - Class A*	2,235,000	11,773,735

Rental and Leasing Services - 0.01%
Comdisco Holding Company, Inc.^	7,560	31,374

Restaurants - 4.36%
The Wendy's Company	1,292,100	11,176,665

Satellite Telecommunications - 0.21%
Loral Space & Communications Inc.*	11,400	536,712

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
BHF Kleinwort Benson Group SA*	800	4,774

Telecommunications - 0.04%
CIBL, Inc.*	18	23,400
ICTC Group Inc.*	208	4,150
LICT Corporation*	16	83,200
		110,750
Transportation Equipment Manufacturing - 1.58%
American Railcar Industries, Inc.^	55,000	1,988,800
Federal-Mogul Holdings Corporation*	300,600	2,053,098
		4,041,898
TOTAL COMMON STOCKS
(cost $239,615,787)		206,011,156

PURCHASED PUT OPTIONS - 0.16%	Contractsd
Funds, Trusts, and Other Financial Vehicles - 0.16%
SPDR S&P 500 ETF*
Expiration Date: October 2015, Exercise Price: $185.00	2,375	423,938

TOTAL PURCHASED PUT OPTIONS
(cost $513,553)		423,938

RIGHTS - 0.14%	Shares
Rental and Leasing Services - 0.14%
Comdisco Holding Company, Inc.*#	5,634,807	349,358

TOTAL RIGHTS
(cost $1,088,543)		349,358

WARRANTS - 0.07%
General Merchandise Stores - 0.07%
Sears Holdings Corporation*^	9,591	167,842

TOTAL WARRANTS
(cost $97,552)		167,842

	Principal
SHORT-TERM INVESTMENTS - 9.59%	Amount
Commercial Paper - 4.97%
U.S. Bank N.A., 0.02%, 10/01/2015	$12,740,000	12,740,000

Money Market Funds - 4.62%	Shares
Fidelity Institutional Government Portfolio - Class I, 0.01%b	11,859,000	11,859,000

TOTAL SHORT-TERM INVESTMENTS
(cost $24,599,000)		24,599,000

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 8.70%
Money Market Funds - 8.70%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	22,312,200	22,312,200

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $22,312,200)		22,312,200

TOTAL INVESTMENTS - 98.98%
(cost $288,226,635)(a)		$253,863,494

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2015. Total loaned securities had a market value of $21,274,486 at September 30, 2015.
d	- 100 shares per contract.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of September 30, 2015.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

(a) Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross unrealized appreciation	$32,337,621
Gross unrealized depreciation	(66,700,762)
Net unrealized depreciation	$(34,363,141)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2015 (Unaudited)

COMMON STOCKS - 71.09%	Shares	Value
Administrative and Support Services - 0.01%
Markit Limited*	200	$5,800

Asset Management - 12.27%
Brookfield Asset Management Inc. - Class A	20,000	628,800
Federated Investors, Inc. - Class B	3,600	104,040
JZ Capital Partners Limited	49,800	304,352
Oaktree Capital Group LLC^	18,000	891,000
Onex Corporation	41,800	2,397,648
Partners Value Investments Inc.*	43,216	1,036,277
Pershing Square Holdings Limited*	100	2,151
Senvest Capital Inc.*	120	14,410
Sprott, Inc.	41,155	73,089
		5,451,767
Beverage and Tobacco Product Manufacturing - 0.10%
Crimson Wine Group Limited*	5,080	45,974

Chemical Manufacturing - 0.03%
Cadus Corporation*	10,800	12,312

Credit Intermediation and Related Activities - 3.17%
BBCN Bancorp, Inc.	10	150
Emergent Capital, Inc.*	258,200	1,407,190
		1,407,340
Data Processor - 5.48%
MasterCard, Inc. - Class A	10,000	901,200
Visa, Inc. - Class A	22,000	1,532,520
		2,433,720
Gaming - 2.85%
Tropicana Entertainment Inc.*	78,400	1,266,944

General Merchandise Stores - 0.05%
Sears Holdings Corporation*^	1,000	22,600

Global Exchanges - 2.16%
JSE Limited	53,000	493,344
London Stock Exchange Group plc	12,800	468,394
		961,738
Holding Company - 11.37%
Bollore SA	10,000	48,607
Clarke Inc.	1,000	7,621
Dundee Corporation - Class A*	168,600	1,090,168
Icahn Enterprises LP	57,050	3,823,491
Leucadia National Corporation	4,000	81,040
		5,050,927
Insurance Carriers and Related Activities - 1.33%
Fairfax Financial Holdings Limited	60	27,335
Markel Corporation*	700	561,302
		588,637
Lessors of Nonresidential Buildings (except Miniwarehouses) - 6.59%
The Howard Hughes Corporation*	25,500	2,925,870

Merchant Wholesalers, Durable Goods - 0.04%
A-Mark Precious Metals, Inc.	1,600	18,496

Mining (except Oil and Gas) - 0.01%
Sandstorm Gold Limited*^	1,800	4,806

Oil and Gas - 9.50%
Texas Pacific Land Trust	30,100	4,221,525

Other Exchanges - 7.12%
CBOE Holdings Inc.	36,000	2,414,880
NZX Limited	359,002	224,920
Urbana Corporation - Class A	356,004	525,536
		3,165,336
Real Estate - 3.22%
Dream Unlimited Corp. - Class A*	271,600	1,430,759

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.49%
CME Group, Inc.	5,000	463,700
IntercontinentalExchange Group, Inc.	3,000	704,970
Ladenburg Thalmann Financial Services Inc.*^	24,000	50,640
OTC Markets Group Inc. - Class A	86,385	1,218,028
		2,437,338
Transportation - 0.01%
Clarkson plc	200	6,163

U.S. Equity Exchanges - 0.29%
The NASDAQ OMX Group, Inc.	2,400	127,992

TOTAL COMMON STOCKS
(cost $26,864,826)		31,586,044

	Principal
CORPORATE BONDS - 0.01%	Amount	Value
General Merchandise Stores - 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	5,541

TOTAL CORPORATE BONDS
(cost $5,500)		5,541

PURCHASED PUT OPTIONS - 0.25%	Contractsd
Funds, Trusts, and Other Financial Vehicles - 0.25%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	6	6,060
Expiration Date: January 2017, Exercise Price: $25.00	6	8,310
SPDR S&P 500 ETF*
Expiration Date: October 2015, Exercise Price: $185.00	545	97,283

TOTAL PURCHASED PUT OPTIONS
(cost $137,385)		111,653

RIGHTS - 0.00%	Shares
Asset Management - 0.00%
W.P. Stewart & Co., Limited*+	205	-

TOTAL RIGHTS		-
(cost $0)

WARRANTS - 0.01%	Shares
General Merchandise Stores - 0.01%
Sears Holdings Corporation*^	193	3,377

TOTAL WARRANTS
(cost $3,070)		3,377

	Principal
SHORT-TERM INVESTMENTS - 9.10%	Amount
Commerical Paper - 4.97%
U.S. Bank N.A., 0.02%, 10/01/15	$2,210,000	2,210,000

Money Market Funds - 4.13%	Shares
Fidelity Institutional Government Portfolio - Class I, 0.01%b	1,835,000	1,835,000
TOTAL SHORT-TERM INVESTMENTS
(cost $4,045,000)		4,045,000

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.31%
Money Market Funds - 2.31%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.24%b	1,025,945	1,025,945
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $1,025,945)		1,025,945

TOTAL INVESTMENTS - 82.77%
(cost $32,081,726)(a)		$36,777,560

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2015. Total loaned securities had a market value of $958,689 at September 30, 2015.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
d	- 100 shares per contract.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2015.
ETF	- Exchange Traded Fund.

(a) Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$10,521,208
Gross unrealized depreciation	(5,825,374)
Net unrealized appreciation	$4,695,834

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - September 30, 2015 (Unaudited)

	Principal
CORPORATE BONDS - 59.58%	Amount	Value
Beverage and Tobacco Product Manufacturing - 2.13%
The Coca-Cola Company, 1.500%, 11/15/2015	$100,000	$100,131
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/2016	200,000	201,185
PepsiCo, Inc., 0.950%, 02/22/2017#	200,000	200,339
Reynolds American, Inc., 1.050%, 10/30/2015	175,000	175,003
		676,658
Broadcasting (except Internet) - 0.31%
The Walt Disney Company, 0.450%, 12/01/2015	100,000	100,010

Computer and Electronic Product Manufacturing - 2.06%
Apple, Inc., 1.050%, 05/05/2017#	250,000	251,022
Intel Corp., 1.950%, 10/01/2016	200,000	202,412
Texas Instruments Inc., 2.375%, 05/16/2016	200,000	202,412
		655,846
Consumer Staples - 0.63%
The Procter & Gamble Company, 0.750%, 11/04/2016	200,000	200,299

Credit Intermediation and Related Activities - 10.18%
American Express Centurion, 0.875%, 11/13/2015	250,000	250,100
Bank of America Corporation, 1.250%, 01/11/2016	250,000	250,390
Bank of Nova Scotia, 0.950%, 03/15/2016	200,000	200,377
Branch Banking & Trust Company, 1.450%, 10/03/2016	180,000	180,850
Capital One Bank (USA), NA, 1.200%, 02/13/2017	250,000	248,620
Caterpillar Financial Services Corporation, 2.650%, 04/01/2016	200,000	202,189
Citigroup Inc., 1.300%, 11/15/2016	350,000	350,845
Fifth Third Bank, 0.900%, 02/26/2016	150,000	150,013
General Electric Capital Corp., 1.000%, 12/11/2015	200,000	200,226
John Deere Capital Corporation, 1.050%, 12/15/2016	200,000	200,431
Key Bank NA, 1.100%, 11/25/2016	250,000	250,241
Manufacturers and Traders Trust Company, 1.400%, 07/25/2017#	300,000	299,532
PNC Bank NA, 1.300%, 10/03/2016	250,000	250,700
Wells Fargo & Company, 1.250%, 07/20/2016	200,000	200,885
		3,235,399
Diversified Financial Services - 1.58%
The Goldman Sachs Group, Inc., 3.625%, 02/07/2016	300,000	302,888
JPMorgan Chase & Co., 1.100%, 10/15/2015	200,000	200,047
		502,935
E-Commerce - 0.63%
Amazon.com, Inc., 0.650%, 11/27/2015	200,000	200,072

Electrical Equipment, Appliance, and Component Manufacturing - 0.32%
Whirlpool Corporation, 1.350%, 03/01/2017	100,000	100,052

Fabricated Metal Product Manufacturing - 0.64%
Danaher Corporation, 2.300%, 06/23/2016	200,000	202,385

Food and Beverage Stores - 0.95%
The Kroger Co., 1.200%, 10/17/2016	300,000	300,277

Food Manufacturing - 2.67%
ConAgra Foods, Inc., 1.300%, 01/25/2016	200,000	200,177
General Mills, Inc., 0.875%, 01/29/2016	200,000	200,195
Kraft Heinz Food Co., 2.000%, 09/12/2016	150,000	147,121
Kellogg Company, 1.875%, 11/17/2016	100,000	100,932
William Wrigley Jr. Company, 1.400%, 10/21/2016, Aquired 10/28/2013 at $200,517■	200,000	200,539
		848,964

Food Services and Drinking Places - 1.26%
Starbucks Corporation, 0.875%, 12/05/2016	400,000	400,723

General Merchandise Stores - 1.34%
Costco Wholesale Corporation, 0.650%, 12/07/2015	150,000	150,086
Wal-Mart Stores, Inc.
1.500%, 10/25/2015	74,000	74,048
0.600%, 04/11/2016	200,000	200,228
		424,362
Health and Personal Care Stores - 0.63%
CVS Health Corporation, 1.200%, 12/05/2016	200,000	200,501

Holding Company - 0.79%
Berkshire Hathaway Finance Corp., 0.950%, 08/15/2016#	250,000	250,821

Household and Personal Products - 1.11%
Colgate-Palmolive Company
1.375%, 11/01/2015	150,000	150,129
1.300%, 01/15/2017#	200,000	201,829
		351,958
Insurance Carriers and Related Activities - 3.52%
Aetna Inc., 1.750%, 05/15/2017#	300,000	302,381
American International Group, Inc., 5.450%, 05/18/2017#	400,000	426,460
UnitedHealth Group Inc.
0.850%, 10/15/2015	100,000	100,011
1.875%, 11/15/2016	285,000	288,309
		1,117,161
Machinery Manufacturing - 1.70%
Cameron International Corporation, 1.400%, 06/15/2017	242,000	240,501
Illinois Tool Works, Inc., 0.900%, 02/25/2017#	300,000	300,398
		540,899
Merchant Wholesalers, Nondurable Goods - 2.05%
AmerisourceBergen Corporation, 1.150%, 05/15/2017	300,000	298,944
Express Scripts Holding Company, 3.125%, 05/15/2016	150,000	151,730
McKesson Corp., 0.950%, 12/04/2015	200,000	200,080
		650,754
Miscellaneous Manufacturing - 4.43%
3M Co., 1.375%, 09/29/2016	250,000	252,063
Baxter International Inc., 0.950%, 06/01/2016	200,000	200,133
Becton Dickinson & Co.
1.450%, 05/15/2017	300,000	299,569
1.800%, 12/15/2017	300,000	301,477
CR Bard, Inc., 2.875%, 01/15/2016	150,000	150,880
Stryker Corporation, 2.000%, 09/30/2016	200,000	202,236
		1,406,358
Motor Vehicle and Parts Dealers - 0.79%
AutoZone, Inc., 1.300%, 01/13/2017	250,000	250,398

Oil and Gas Extraction - 0.95%
Marathon Oil Corporation, 0.900%, 11/01/2015	100,000	99,980
Occidental Petroleum Corporation, 1.750%, 02/15/2017#	200,000	201,776
		301,756
Other Information Services - 0.71%
Alphabet Inc., 2.125%, 05/19/2016	222,000	224,327

Petroleum and Coal Products Manufacturing - 3.48%
Chevron Corporation, 0.889%, 06/24/2016	200,000	200,739
Exxon Mobil Corporation, 0.921%, 03/15/2017#	200,000	200,564
Hess Corporation, 1.300%, 06/15/2017	350,000	347,250
Phillips 66, 2.950%, 05/01/2017	350,000	358,202
		1,106,755
Pharmaceutical and Biotechnology - 5.14%
Amgen Inc., 2.300%, 06/15/2016	427,000	430,994
GlaxoSmithKline Capital Inc., 0.700%, 03/18/2016	200,000	200,294
Johnson & Johnson, 0.700%, 11/28/2016#	300,000	300,390
Life Technologies Corporation, 3.500%, 01/15/2016	150,000	150,988
Medtronic, Inc., 0.875%, 02/27/2017#	250,000	250,067
Pfizer, Inc., 1.100%, 05/15/2017#	300,000	300,625
		1,633,358
Pharmaceuticals - 0.63%
Mylan Inc., 1.800%, 06/24/2016	200,000	199,672

Publishing Industries (except Internet) - 0.31%
Thomson Reuters Corporation, 0.875%, 05/23/2016	100,000	99,928

Satellite Telecommunications - 0.80%
DIRECTV Holdings, LLC, 2.400%, 03/15/2017	250,000	253,395

Support Activities for Mining - 0.80%
Schlumberger Investment SA, 1.950%, 09/14/2016, Acquired 01/10/2014 at $252,417■	250,000	252,523

Support Activities for Transportation - 0.96%
GATX Corporation, 3.500%, 07/15/2016	300,000	304,744

Telecommunications - 1.26%
Verizon Communications Inc., 0.700%, 11/02/2015	200,000	200,038
Vodafone Group plc, 1.625%, 03/20/2017	200,000	200,291
		400,329

Transportation Equipment Manufacturing - 1.70%
Lockheed Martin Corp., 2.125%, 09/15/2016	250,000	252,967
VW Credit, Inc., 1.875%, 10/13/2016	290,000	286,720
		539,687
Utilities - 1.90%
Duke Energy Corporation, 2.150%, 11/15/2016	400,000	404,368
Xcel Energy, Inc., 0.750%, 05/09/2016	200,000	200,011
		604,379
Waste Management and Remediation Services - 1.22%
Waste Management, Inc., 2.600%, 09/01/2016	383,000	388,303

TOTAL CORPORATE BONDS
(cost $18,935,282)		18,925,988

U.S. GOVERNMENT AGENCY ISSUES - 3.86%1
U.S. Government Agency Issues - 3.86%
Federal Farm Credit Bank, 0.375%, 10/07/2015#	300,000	300,014
Federal Home Loan Banks
1.875%, 12/11/2015#	175,000	175,584
1.000%, 03/11/2016#	200,000	200,709
Federal Home Loan Mortgage Corporation, 0.500%, 05/13/2016#	300,000	300,338
Federal National Mortgage Association, 1.875%, 10/15/2015#	250,000	250,168

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(cost $1,226,053)		1,226,813

U.S. TREASURY OBLIGATIONS - 8.21%
U.S. Treasury Notes - 8.21%
0.250%, 04/15/2016#	500,000	500,247
0.625%, 07/15/2016#	250,000	250,635
0.625%, 10/15/2016#	300,000	300,728
0.625%, 02/15/2017#	200,000	200,400
0.750%, 06/30/2017	500,000	501,423
0.875%, 08/15/2017#	850,000	854,056

TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,596,589)		2,607,489

EXCHANGE TRADED FUNDS - 22.88%	Shares
Funds, Trusts, and Other Financial Vehicles - 22.88%
iShares 1-3 Year Credit Bond ETF	34,100	3,584,933
PIMCO Enhanced Short Maturity ETF	4,700	473,525
SPDR Barclays Short Term Corporate Bond ETF#	24,000	732,480
Vanguard Short-Term Corporate Bond ETF	31,100	2,478,981

TOTAL EXCHANGE TRADED FUNDS
(cost $7,303,061)		7,269,919

PURCHASED PUT OPTIONS - 0.15%	Contractsd
Credit Intermediation and Related Activities - 0.08%
iPath S&P 500 VIX Short-Term Futures ETN*
Expiration Date: January 2016, Exercise Price: $15.00	12	336
Expiration Date: January 2016, Exercise Price: $20.00	71	12,319
Expiration Date: January 2016, Exercise Price: $25.00	30	13,200
		25,855
Funds, Trusts, and Other Financial Vehicles - 0.07%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2016, Exercise Price: $10.00	6	2,115
Expiration Date: January 2016, Exercise Price: $15.00	29	20,735
		22,850

TOTAL PURCHASED PUT OPTIONS
(cost $67,982)		48,705

	Principal
SHORT-TERM INVESTMENTS - 6.73%	Amount
Commercial Paper - 3.94%
U.S. Bank N.A., 0.02% 10/01/2015	$1,250,000	1,250,000

Money Market Funds - 2.79%	Shares
Fidelity Institutional Government Portfolio - Class I, 0.01%#b	887,510	887,510
TOTAL SHORT-TERM INVESTMENTS		2,137,510
(cost $2,137,510)

TOTAL INVESTMENTS - 101.41%
(cost $32,266,477)(a)		$32,216,424

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - All or a portion of the securities have been committed as collateral for written option contracts.
■ - Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 1.43%.
1 - The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
b - The rate quoted is the annualized seven-day yield as of September 30, 2015.
d - 100 shares per contract.
ETF - Exchange Traded Fund.
ETN - Exchange Traded Note.

(a) Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross unrealized appreciation	$25,439
Gross unrealized depreciation	(75,492)
Net unrealized depreciation	$(50,053)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - September 30, 2015 (Unaudited)

PUT OPTIONS WRITTEN	Contractsd	Value
Accommodation
Marriott International Inc. - Class A
Expiration: January 2016, Exercise Price: $55.00	4	$380
Expiration: January 2017, Exercise Price: $50.00	4	1,050
Expiration: January 2017, Exercise Price: $55.00	9	3,375
Starwood Hotels & Resorts Worldwide, Inc.
Expiration: January 2016, Exercise Price: $54.90	10	1,595
Expiration: January 2016, Exercise Price: $57.40	1	212
Expiration: January 2016, Exercise Price: $59.90	5	1,395
Expiration: January 2017, Exercise Price: $54.35	12	5,820
		13,827
Administrative and Support Services
Accenture plc - Class A
Expiration: January 2017, Exercise Price: $60.00	2	330
Expiration: January 2017, Exercise Price: $65.00	4	840
The Priceline Group Inc.
Expiration: January 2017, Exercise Price: $860.00	1	4,160
		5,330
Apparel Manufacturing
L Brands, Inc.
Expiration: January 2017, Exercise Price: $53.00	8	1,420

Asset Management
Franklin Resources, Inc.
Expiration: January 2016, Exercise Price: $39.50	42	14,700

Beverage and Tobacco Product Manufacturing
The Coca-Cola Company
Expiration: January 2016, Exercise Price: $35.00	4	146
Expiration: January 2017, Exercise Price: $35.00	17	3,094
Molson Coors Brewing Company - Class B
Expiration: January 2016, Exercise Price: $55.00	9	450
Expiration: January 2017, Exercise Price: $55.00	7	1,418
Expiration: January 2017, Exercise Price: $60.00	2	605
PepsiCo, Inc.
Expiration: January 2017, Exercise Price: $80.00	3	1,200
		6,913
Broadcasting (except Internet)
CBS Corporation - Class B
Expiration: January 2016, Exercise Price: $40.00	36	10,260
Twenty-First Century Fox, Inc. - Class A
Expiration: January 2017, Exercise Price: $25.00	16	4,160
		14,420
Building Material and Garden Equipment and Supplies Dealers
Fastenal Company
Expiration: January 2016, Exercise Price: $33.00	20	2,050
Expiration: January 2016, Exercise Price: $35.00	3	480
Expiration: January 2017, Exercise Price: $30.00	4	790
Expiration: January 2017, Exercise Price: $33.00	16	4,840
		8,160
Chemical Manufacturing
Celgene Corporation
Expiration: January 2017, Exercise Price: $70.00	3	1,365
CF Industries Holdings, Inc.
Expiration: January 2017, Exercise Price: $39.00	10	5,150
Expiration: January 2017, Exercise Price: $40.00	5	2,800
The Dow Chemical Company
Expiration: January 2016, Exercise Price: $33.00	6	480
Expiration: January 2016, Exercise Price: $35.00	8	904
Expiration: January 2016, Exercise Price: $37.00	35	4,952
Expiration: January 2016, Exercise Price: $40.00	13	2,945
Eastman Chemical Company
Expiration: January 2016, Exercise Price: $55.00	6	930
Expiration: January 2016, Exercise Price: $60.00	18	4,905
Expiration: January 2016, Exercise Price: $65.00	6	2,820
LyondellBasell Industries NV - Class A
Expiration: January 2016, Exercise Price: $65.00	7	1,085
Expiration: January 2016, Exercise Price: $67.50	12	2,220
Monsanto Company
Expiration: January 2016, Exercise Price: $85.00	7	3,955
		34,511

Clothing and Clothing Accessories Stores
DSW Inc. - Class A
Expiration: January 2017, Exercise Price: $20.00	35	5,512
Expiration: January 2017, Exercise Price: $22.50	46	12,880
The Gap, Inc.
Expiration: January 2016, Exercise Price: $28.00	51	9,741
Nordstrom, Inc.
Expiration: January 2017, Exercise Price: $55.00	8	2,280
Tiffany & Co.
Expiration: January 2016, Exercise Price: $67.50	7	1,421
Expiration: January 2016, Exercise Price: $70.00	2	525
Expiration: January 2016, Exercise Price: $72.50	7	2,345
Expiration: January 2016, Exercise Price: $75.00	8	3,460
Expiration: January 2017, Exercise Price: $65.00	2	1,130
Expiration: January 2017, Exercise Price: $70.00	4	2,990
Expiration: January 2017, Exercise Price: $75.00	3	2,918
		45,202
Computer and Electronic Product Manufacturing
Agilent Technologies, Inc.
Expiration: January 2017, Exercise Price: $30.00	6	1,761
Apple, Inc.
Expiration: January 2017, Exercise Price: $80.00	6	3,330
Cisco Systems, Inc.
Expiration: January 2017, Exercise Price: $18.00	24	1,860
Expiration: January 2017, Exercise Price: $20.00	12	1,386
EMC Corporation
Expiration: January 2016, Exercise Price: $20.00	7	266
Expiration: January 2017, Exercise Price: $23.00	11	2,821
International Business Machines Corporation
Expiration: January 2016, Exercise Price: $130.00	1	285
Expiration: January 2016, Exercise Price: $140.00	2	1,110
Expiration: January 2017, Exercise Price: $125.00	1	875
Expiration: January 2017, Exercise Price: $130.00	4	4,210
QUALCOMM Inc.
Expiration: January 2016, Exercise Price: $50.00	15	3,045
Expiration: January 2016, Exercise Price: $55.00	6	2,520
Texas Instruments Inc.
Expiration: January 2016, Exercise Price: $38.00	6	303
Expiration: January 2017, Exercise Price: $30.00	4	452
Expiration: January 2017, Exercise Price: $33.00	8	1,216
Expiration: January 2017, Exercise Price: $38.00	7	1,754
		27,194
Construction of Buildings
Lennar Corporation - Class A
Expiration: January 2017, Exercise Price: $30.00	21	3,045
Expiration: January 2017, Exercise Price: $33.00	6	1,191
Tri Pointe Group, Inc.
Expiration: January 2017, Exercise Price: $10.00	75	8,625
		12,861
Couriers and Messengers
FedEx Corp.
Expiration: January 2017, Exercise Price: $125.00	6	5,835
Expiration: January 2017, Exercise Price: $130.00	4	4,590
		10,425
Credit Intermediation and Related Activities
American Express Company
Expiration: January 2016, Exercise Price: $65.00	12	1,416
Expiration: January 2016, Exercise Price: $67.50	6	972
Expiration: January 2017, Exercise Price: $65.00	5	2,200
Bank of America Corporation
Expiration: January 2017, Exercise Price: $13.00	15	1,440
U.S. Bancorp
Expiration: January 2016, Exercise Price: $35.00	2	119
Wells Fargo & Company
Expiration: January 2017, Exercise Price: $40.00	15	3,120
Expiration: January 2017, Exercise Price: $45.00	3	997
		10,264
Diversified Financial Services
The Goldman Sachs Group, Inc.
Expiration: January 2017, Exercise Price: $150.00	2	2,155

Electrical Equipment, Appliance, and Component Manufacturing
Corning Inc.
Expiration: January 2016, Exercise Price: $15.00	13	682
Expiration: January 2017, Exercise Price: $15.00	23	3,784
Emerson Electric Co.
Expiration: January 2016, Exercise Price: $45.00	2	660

Whirlpool Corporation
Expiration: January 2016, Exercise Price: $130.00	2	915
		6,041
Electronics and Appliance Stores
Best Buy Co., Inc.
Expiration: January 2016, Exercise Price: $22.49	16	232
Expiration: January 2016, Exercise Price: $24.49	6	132
		364
Equity Index
CBOE Holdings Inc.
Expiration: January 2016, Exercise Price: $49.50	5	150
S&P 500 Index
Expiration: October 2015, Exercise Price: $1,825.00	1	2,200
Expiration: October 2015, Exercise Price: $1,825.00	6	7,110
Expiration: October 2015, Exercise Price: $1,830.00	4	240
Expiration: October 2015, Exercise Price: $1,830.00	1	2,340
Expiration: October 2015, Exercise Price: $1,830.00	3	4,095
Expiration: October 2015, Exercise Price: $1,850.00	1	2,750
Expiration: October 2015, Exercise Price: $1,855.00	3	8,850
Expiration: October 2015, Exercise Price: $1,855.00	5	12,100
Expiration: October 2015, Exercise Price: $1,870.00	10	6,600
Expiration: October 2015, Exercise Price: $1,880.00	6	18,840
Expiration: October 2015, Exercise Price: $1,885.00	7	26,985
Expiration: October 2015, Exercise Price: $1,890.00	6	12,180
Expiration: October 2015, Exercise Price: $1,895.00	8	17,800
Expiration: October 2015, Exercise Price: $1,900.00	12	46,140
Expiration: October 2015, Exercise Price: $1,910.00	11	30,855
Expiration: October 2015, Exercise Price: $1,915.00	2	8,780
Expiration: October 2015, Exercise Price: $1,915.00	10	37,800
Expiration: October 2015, Exercise Price: $1,920.00	1	1,950
Expiration: October 2015, Exercise Price: $1,920.00	2	7,980
Expiration: October 2015, Exercise Price: $1,930.00	1	4,490
Expiration: October 2015, Exercise Price: $1,940.00	3	15,060
		275,295

Food and Beverage Stores
Whole Foods Market, Inc.
Expiration: January 2017, Exercise Price: $28.00	25	7,688

Food Manufacturing
Archer-Daniels-Midland Company
Expiration: January 2016, Exercise Price: $38.00	3	352
Expiration: January 2016, Exercise Price: $40.00	17	3,035
Bunge Limited
Expiration: January 2016, Exercise Price: $65.00	10	1,525
Tyson Foods, Inc. - Class A
Expiration: January 2017, Exercise Price: $28.00	55	5,500
Expiration: January 2017, Exercise Price: $30.00	34	4,420
		14,832
Furniture and Home Furnishings Stores
Bed Bath & Beyond Inc.
Expiration: January 2016, Exercise Price: $50.00	10	1,060

General Merchandise Stores
Macy's, Inc.
Expiration: January 2017, Exercise Price: $45.00	4	2,070

Heavy and Civil Engineering Construction
Chicago Bridge & Iron Company N.V.
Expiration: January 2016, Exercise Price: $32.50	7	1,645
Expiration: January 2016, Exercise Price: $35.00	3	930
Expiration: January 2017, Exercise Price: $35.00	8	5,520
Expiration: January 2017, Exercise Price: $37.50	19	15,200
		23,295
Insurance Carriers and Related Activities
Aflac, Inc.
Expiration: January 2017, Exercise Price: $45.00	7	1,235
Expiration: January 2017, Exercise Price: $47.50	4	910
American International Group, Inc.
Expiration: January 2017, Exercise Price: $38.00	5	665
Lincoln National Corporation
Expiration: January 2016, Exercise Price: $40.00	5	532
MetLife, Inc.
Expiration: January 2016, Exercise Price: $38.00	27	1,904
Expiration: January 2016, Exercise Price: $40.00	19	1,862
Prudential Financial, Inc.
Expiration: January 2016, Exercise Price: $65.00	30	5,280
		12,388

Machinery Manufacturing
Baker Hughes Inc.
Expiration: January 2016, Exercise Price: $50.00	8	3,720
Expiration: January 2017, Exercise Price: $40.00	8	2,980
Cameron International Corporation
Expiration: January 2016, Exercise Price: $40.00	8	200
Caterpillar Inc.
Expiration: January 2016, Exercise Price: $65.00	8	3,940
Cummins Inc.
Expiration: January 2016, Exercise Price: $95.00	4	1,200
Expiration: January 2016, Exercise Price: $100.00	3	1,260
Expiration: January 2016, Exercise Price: $105.00	12	7,080
Expiration: January 2016, Exercise Price: $110.00	6	4,920
Eaton Corporation plc
Expiration: January 2016, Exercise Price: $50.00	17	5,015
Expiration: January 2017, Exercise Price: $45.00	10	4,750
Ingersoll-Rand plc
Expiration: January 2016, Exercise Price: $47.50	2	390
		35,455
Merchant Wholesalers, Nondurable Goods
Express Scripts Holding Company
Expiration: January 2017, Exercise Price: $60.00	4	1,002
Ralph Lauren Corporation
Expiration: January 2016, Exercise Price: $110.00	1	505
		1,507
Miscellaneous Manufacturing
3M Co.
Expiration: January 2017, Exercise Price: $110.00	1	487
Expiration: January 2017, Exercise Price: $115.00	1	588
Expiration: January 2017, Exercise Price: $125.00	2	1,680
Intuitive Surgical, Inc.
Expiration: January 2017, Exercise Price: $340.00	1	1,670
Expiration: January 2017, Exercise Price: $370.00	2	4,830
Expiration: January 2017, Exercise Price: $390.00	1	3,075
		12,330
Motor Vehicle and Parts Dealers
CarMax, Inc.
Expiration: January 2017, Exercise Price: $35.00	6	750
Expiration: January 2017, Exercise Price: $40.00	10	1,975
		2,725
Nonmetallic Mineral Product Manufacturing
USG Corporation
Expiration: January 2017, Exercise Price: $20.00	9	1,598

Non-Store Retailers
Sotheby's
Expiration: January 2017, Exercise Price: $25.00	8	1,880
Expiration: January 2017, Exercise Price: $28.00	12	3,930
Expiration: January 2017, Exercise Price: $30.00	6	2,550
		8,360
Oil and Gas Extraction
Anadarko Petroleum Corporation
Expiration: January 2016, Exercise Price: $60.00	3	1,560
Expiration: January 2017, Exercise Price: $60.00	2	2,060
EOG Resources, Inc.
Expiration: January 2016, Exercise Price: $60.00	2	393
Expiration: January 2016, Exercise Price: $65.00	2	630
Expiration: January 2016, Exercise Price: $67.50	14	5,565
Expiration: January 2017, Exercise Price: $65.00	5	4,187
		14,395

Performing Arts, Spectator Sports, and Related Industries
Live Nation Entertainment, Inc.
Expiration: January 2016, Exercise Price: $17.00	32	800

Petroleum and Coal Products Manufacturing
Marathon Petroleum Corporation
Expiration: January 2017, Exercise Price: $32.50	18	4,950
Phillips 66
Expiration: January 2016, Exercise Price: $55.00	15	900
Expiration: January 2016, Exercise Price: $57.50	4	320
Expiration: January 2016, Exercise Price: $60.00	14	1,435
Expiration: January 2016, Exercise Price: $62.50	3	405
Expiration: January 2016, Exercise Price: $65.00	2	345
Expiration: January 2017, Exercise Price: $55.00	14	4,200
Expiration: January 2017, Exercise Price: $60.00	3	1,305
		13,860

Pharmaceutical and Biotechnology
AbbVie Inc.
Expiration: January 2017, Exercise Price: $45.00	10	4,450
Expiration: January 2017, Exercise Price: $47.50	8	3,960
Amgen Inc.
Expiration: January 2017, Exercise Price: $95.00	1	535
Expiration: January 2017, Exercise Price: $100.00	2	1,280
Expiration: January 2017, Exercise Price: $105.00	1	760
Expiration: January 2017, Exercise Price: $110.00	2	1,775
Expiration: January 2017, Exercise Price: $115.00	2	2,110
Expiration: January 2017, Exercise Price: $120.00	5	6,125
Biogen Inc.
Expiration: January 2017, Exercise Price: $230.00	2	4,270
Expiration: January 2017, Exercise Price: $240.00	3	7,440
Bristol-Myers Squibb Company
Expiration: January 2016, Exercise Price: $45.00	4	248
Eli Lilly & Company
Expiration: January 2017, Exercise Price: $50.00	7	1,256
Gilead Sciences, Inc.
Expiration: January 2017, Exercise Price: $75.00	1	625
Expiration: January 2017, Exercise Price: $80.00	6	4,695
Expiration: January 2017, Exercise Price: $85.00	2	1,880
Merck & Co., Inc.
Expiration: January 2017, Exercise Price: $40.00	3	745
Expiration: January 2017, Exercise Price: $42.50	15	4,838
Expiration: January 2017, Exercise Price: $45.00	17	7,013
Expiration: January 2017, Exercise Price: $47.50	3	1,560
		55,565
Pipeline Transportation
The Williams Companies, Inc.
Expiration: January 2017, Exercise Price: $35.00	3	1,912
Expiration: January 2017, Exercise Price: $38.00	7	5,688
Expiration: January 2017, Exercise Price: $40.00	20	18,750
		26,350
Professional, Scientific, and Technical Services
Computer Sciences Corporation
Expiration: January 2016, Exercise Price: $50.00	5	412
Leidos Holdings Inc.
Expiration: January 2016, Exercise Price: $35.00	8	720
		1,132
Publishing Industries (except Internet)
Autodesk, Inc.
Expiration: January 2016, Exercise Price: $37.00	4	370
Expiration: January 2016, Exercise Price: $40.00	5	800
Expiration: January 2017, Exercise Price: $40.00	17	7,650
Expiration: January 2017, Exercise Price: $42.50	4	2,230
		11,050
Rail Transportation
Norfolk Southern Corporation
Expiration: January 2016, Exercise Price: $75.00	1	405

Securities, Commodity Contracts, and Other Financial Investments and Related Activities
Morgan Stanley
Expiration: January 2017, Exercise Price: $25.00	20	3,580

Software
Adobe Systems, Inc.
Expiration: January 2017, Exercise Price: $50.00	4	638
Expiration: January 2017, Exercise Price: $55.00	5	1,117
		1,755
Software Publishers
Microsoft Corporation
Expiration: January 2017, Exercise Price: $33.00	23	3,646
Expiration: January 2017, Exercise Price: $35.00	11	2,244
Oracle Corporation
Expiration: January 2016, Exercise Price: $32.00	12	906
		6,796
Support Activities for Mining
Halliburton Company
Expiration: January 2016, Exercise Price: $33.00	6	1,278
Expiration: January 2016, Exercise Price: $35.00	10	2,955
Expiration: January 2017, Exercise Price: $35.00	2	1,155
Schlumberger Limited
Expiration: January 2016, Exercise Price: $65.00	9	2,813
Expiration: January 2016, Exercise Price: $70.00	12	6,330
Expiration: January 2017, Exercise Price: $65.00	2	1,520
Expiration: January 2017, Exercise Price: $70.00	12	11,970
		28,021

Transportation Equipment Manufacturing
The Boeing Company
Expiration: January 2017, Exercise Price: $90.00	13	4,940
Expiration: January 2017, Exercise Price: $95.00	2	930
United Technologies Corporation
Expiration: January 2017, Exercise Price: $75.00	4	2,000
Harley-Davidson, Inc.
Expiration: January 2016, Exercise Price: $42.50	3	159
Expiration: January 2016, Exercise Price: $45.00	3	228
Johnson Controls, Inc.
Expiration: January 2016, Exercise Price: $35.00	35	2,800
Expiration: January 2016, Exercise Price: $38.00	22	3,135
Expiration: January 2017, Exercise Price: $30.00	13	2,145
Expiration: January 2017, Exercise Price: $33.00	6	1,410
Textron Inc.
Expiration: January 2016, Exercise Price: $27.00	12	480
Expiration: January 2016, Exercise Price: $30.00	8	392
		18,619
TOTAL PUT OPTIONS WRITTEN
(premiums received $870,592)		$794,718

d - 100 Shares Per Contract.

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2015

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities, the following is a summary of the fair values of derivative instruments as of September 30, 2015:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments,
	at value	$320,473		$-
Written Options			Written option
		-	contracts, at value	794,718
Total		$320,473		$794,718

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - September 30, 2015 (Unaudited)

		Principal
CONVERTIBLE BONDS - 6.05%		Amount	Value
Computer and Electronic Product Manufacturing - 0.41%
Quantum Corp., 4.500%, 11/15/2017		$500,000	$421,250
Mining (except Oil and Gas) - 5.16%
Detour Gold Corporation, 5.500%, 11/30/2017		1,000,000	969,375
Kirkland Lake Gold Inc., 6.000%, 06/30/2017	CAD	350,000	251,137
Royal Gold, Inc., 2.875%, 06/15/2019		4,264,000	4,130,750
			5,351,262
Real Estate - 0.48%
Forest City Enterprises, Inc., 4.250%, 08/15/2018		446,000	500,914

TOTAL CONVERTIBLE BONDS
(cost $6,684,455)			6,273,426

CORPORATE BONDS - 80.94%
Ambulatory Health Care Services - 0.30%
DaVita HealthCare Partners Inc., 5.750%, 08/15/2022		300,000	313,125
Apparel Manufacturing - 2.88%
L Brands, Inc.
6.625%, 04/01/2021		200,000	223,500
5.625%, 02/15/2022		2,600,000	2,759,250
			2,982,750
Beverage and Tobacco Product Manufacturing - 0.10%
Constellation Brands, Inc., 4.250%, 05/01/2023		100,000	99,875
Broadcasting (except Internet) - 4.97%
AMC Networks, Inc., 7.750%, 07/15/2021		700,000	743,820
Cablevision Systems Corporation, 5.875%, 09/15/2022		200,000	152,000
CCO Holdings LLC/Capital Corporation, 5.250%, 09/30/2022		2,150,000	2,021,000
Sinclair Television Group, 5.375%, 04/01/2021		250,000	245,312
Sirius XM Radio, Inc.
5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $783,039■		750,000	753,281
4.625%, 05/15/2023, Acquired 04/11/2014-07/14/2015 at $1,004,658■		1,050,000	985,688
6.000%, 07/15/2024, Acquired 07/02/2014 at $261,634■		250,000	251,875
			5,152,976
Cable Distributor - 1.15%
Altice Luxembourg SA, 7.750%, 05/15/2022, Acquired 07/02/2014 at $266,855■		250,000	228,125
Numericable Group SA, 6.000%, 05/15/2022, Acquired 06/11/2014-11/04/2014 at $1,041,710■		1,000,000	966,250
			1,194,375
Chemical Manufacturing - 5.15%
Ashland Inc., 4.750%, 08/15/2022		3,800,000	3,572,000
LSB Industries, Inc., 7.750%, 08/01/2019		1,850,000	1,764,437
			5,336,437
Construction of Buildings - 7.99%
Lennar Corporation, 4.750%, 11/15/2022		5,160,000	5,035,128
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019		3,295,000	3,245,575
			8,280,703
Credit Intermediation and Related Activities - 1.03%
Ally Financial, Inc., 8.000%, 03/15/2020		161,000	185,552
Sprint Capital Corp., 6.900%, 05/01/2019		1,000,000	882,500
			1,068,052
Data Processing, Hosting and Related Services - 4.25%
SunGard Data Systems, Inc.
7.375%, 11/15/2018		200,000	204,500
6.625%, 11/01/2019		4,051,000	4,197,849
			4,402,349
E-Commerce - 3.78%
IAC/InterActiveCorp, 4.750%, 12/15/2022		4,250,000	3,915,313
Electrical Equipment, Appliance, and Component Manufacturing - 0.68%
GrafTech International Limited, 6.375%, 11/15/2020		1,000,000	705,000

Fabricated Metal Product Manufacturing - 0.23%
Ball Corp., 4.000%, 11/15/2023	250,000	235,000
Food Manufacturing - 5.18%
Post Holdings, Inc.
6.750%, 12/01/2021, Acquired 04/17/2014-07/14/2015 at $515,371■	500,000	501,250
7.375%, 02/15/2022	4,775,000	4,864,531
		5,365,781
Gaming - 4.10%
MGM Resorts International, 6.625%, 12/15/2021	756,000	778,680
Wynn Las Vegas LLC
5.375%, 03/15/2022^	3,300,000	3,052,500
4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $487,320■	500,000	415,000
		4,246,180
Holding Company - 1.70%
Icahn Enterprises, 5.875%, 02/01/2022	1,750,000	1,767,500
Hospitals - 0.20%
CHS/Community Health System, Inc., 7.125%, 07/15/2020	200,000	208,500
Lessors of Nonresidential Buildings (except Miniwarehouses) - 4.83%
The Howard Hughes Corporation, 6.875%, 10/01/2021, Acquired 03/05/2014-06/19/2015 at $5,207,061■	4,900,000	5,002,410
Merchant Wholesalers, Durable Goods - 0.27%
HD Supply, Inc., 11.500%, 07/15/2020	250,000	283,750
Mining (except Oil and Gas) - 1.02%
Freeport-McMoRan Inc., 3.550%, 03/01/2022	1,100,000	830,500
Vulcan Materials Co., 7.500%, 06/15/2021	200,000	230,000
		1,060,500
Motor Vehicle and Parts Dealers - 3.45%
Penske Automotive Group, Inc., 5.750%, 10/01/2022	3,550,000	3,576,625
Nonmetallic Mineral Product Manufacturing - 0.27%
USG Corporation, 9.750%, 01/15/2018	250,000	279,375
Non-Store Retailers - 3.97%
Sotheby's, 5.250%, 10/01/2022, Acquired 03/03/2014-10/03/2014 at $4,337,323■	4,426,000	4,116,180
Oil and Gas Extraction - 1.43%
Continental Resources, Inc., 5.000%, 09/15/2022	100,000	87,625
QEP Resources, Inc., 6.875%, 03/01/2021	250,000	231,250
WPX Energy Inc., 6.000%, 01/15/2022	1,350,000	1,167,750
		1,486,625
Pharmaceuticals - 0.26%
Forest Laboratories, Inc., 5.000%, 12/15/2021, Acquired 04/01/2014 at $263,423■	250,000	271,546
Professional, Scientific, and Technical Services - 0.72%
Lamar Media Corp., 5.000%, 05/01/2023	500,000	495,000
Nielsen Finance LLC, 4.500%, 10/01/2020	250,000	251,563
		746,563
Publishing Industries (except Internet) - 1.10%
TEGNA, Inc.
5.125%, 10/15/2019	250,000	254,375
5.125%, 07/15/2020	250,000	255,625
6.375%, 10/15/2023	600,000	631,500
		1,141,500
Rail Transportation - 0.24%
Florida East Coast Holdings Corporation, 6.750%, 05/01/2019, Acquired 07/09/2014 at $263,457■	250,000	245,625
Real Estate - 6.72%
Brookfield Residential Properties
6.500%, 12/15/2020, Acquired 07/14/2014-06/19/2015 at $6,574,297■	6,300,000	6,252,750
6.125%, 07/01/2022, Acquired 04/09/2015 at $103,750■	100,000	95,750
6.375%, 05/15/2025, Acquired 06/19/2015 at $641,235■	651,000	616,822
		6,965,322
Rental and Leasing Services - 2.29%
Hertz Corp., 6.750%, 04/15/2019	200,000	204,000
International Lease Finance Corp., 8.250%, 12/15/2020	1,850,000	2,169,125
		2,373,125
Satellite Telecommunications - 3.00%
Dish DBS Corp.
4.625%, 07/15/2017	3,000,000	3,001,950
7.875%, 09/01/2019	100,000	105,083
		3,107,033

Software and Services - 1.71%
Crown Castle International Corp.
4.875%, 04/15/2022	723,000	753,366
5.250%, 01/15/2023	300,000	318,435
Nuance Communications, Inc., 5.375%, 08/15/2020, Acquired 02/14/2014-07/29/2014 at $706,164■	700,000	701,750
		1,773,551
Telecommunications - 3.80%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	429,375
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	484,852
7.625%, 06/15/2021	500,000	537,500
Level 3 Financing, Inc., 7.000%, 06/01/2020	200,000	207,500
Millicom International Cellular SA, 4.750%, 05/22/2020, Acquired 08/28/2014 at $390,975■	390,000	374,478
SoftBank Group Corp., 4.500%, 04/15/2020, Acquired 04/24/2014-06/19/2015 at $1,415,175■	1,400,000	1,359,260
Sprint Communications Inc., 9.000%, 11/15/2018, Acquired 12/30/2013 at $113,956■	100,000	105,180
T-Mobile USA, Inc., 6.633%, 04/28/2021	350,000	351,750
Virgin Media Secured Finance plc, 5.375%, 04/15/2021, Acquired 02/11/2014 at $91,463■	90,000	90,900
		3,940,795
Transportation Equipment Manufacturing - 1.88%
Dana Holding Corp., 5.375%, 09/15/2021	250,000	247,188
Lear Corp., 4.750%, 01/15/2023	500,000	492,500
Navistar International Corp., 8.250%, 11/01/2021	1,500,000	1,209,375
		1,949,063
Utilities - 0.29%
NRG Energy, Inc., 7.625%, 01/15/2018	100,000	105,250
ONEOK Inc., 4.250%, 02/01/2022	230,000	198,950
		304,200

TOTAL CORPORATE BONDS
(cost $88,189,684)		83,897,704

MUNICIPAL BONDS - 0.24%
Air Transportation - 0.24%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025c+	2,000,000	140,000
6.000%, 07/01/2037c+	1,500,000	105,000
		245,000
TOTAL MUNICIPAL BONDS
(cost $2,245,112)		245,000

ESCROW NOTES - 0.02%
Holding Company - 0.02%
Energy Future Intermediate Holdings Co. LLCc	1,000,000	20,000

TOTAL ESCROW NOTES
(cost $38,520)		20,000

EXCHANGE TRADED NOTES - 0.00%	Shares
Credit Intermediation and Related Activities - 0.00%
VelocityShares Daily Inverse VIX Medium Term ETN*	100	3,752

TOTAL EXCHANGE TRADED NOTES
(cost $3,971)		3,752

MUTUAL FUNDS - 8.09%
Funds, Trusts, and Other Financial Vehicles - 8.09%
AllianceBernstein Income Fund, Inc.	131,200	1,031,232
Avenue Income Credit Strategies Fund	16,000	205,600
DoubleLine Income Solutions Fund	37,000	639,730
DoubleLine Opportunistic Credit Fund^	51,800	1,288,784
LMP Corporate Loan Fund Inc.	12,000	123,360
PCM Fund Inc.	2,900	27,521
PIMCO Corporate Income Fund	1,700	22,338
PIMCO Dynamic Income Fund	119,000	3,427,200
PIMCO Income Opportunity Fund^	16,050	366,903
PIMCO Income Strategy Fund	20,000	193,600
PIMCO Income Strategy Fund II	19,100	168,844
Special Opportunities Fund Inc.	25,800	363,006

Western Asset Mortgage Defined Opportunity Fund Inc.^	19,500	486,330
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,200	22,880
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,600	16,880

TOTAL MUTUAL FUNDS
(cost $9,127,694)		8,384,208

PURCHASED PUT OPTIONS - 0.71%	Contractsd
Funds, Trusts, and Other Financial Vehicles - 0.70%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $3.00	306	41,310
Expiration Date: January 2017, Exercise Price: $5.00	108	14,418
Expiration Date: January 2017, Exercise Price: $10.00	70	29,400
Expiration Date: January 2017, Exercise Price: $15.00	18	12,465
Expiration Date: January 2017, Exercise Price: $20.00	64	64,640
Expiration Date: January 2017, Exercise Price: $25.00	62	85,870
Expiration Date: January 2017, Exercise Price: $30.00	158	273,340
SPDR S&P 500 ETF*
Expiration Date: October 2015, Exercise Price: $185.00	1,143	204,026
		725,469
Motion Picture and Sound Recording Industries - 0.01%
DreamWorks Animation SKG, Inc. - Class A*
Expiration Date: January 2016, Exercise Price: $10.00	108	1,620
Expiration Date: January 2017, Exercise Price: $8.00	144	5,760
		7,380
TOTAL PURCHASED PUT OPTIONS
(cost $804,763)		732,849
	Principal
SHORT-TERM INVESTMENTS - 2.49%	Amount
Commercial Paper - 2.49%
U.S. Bank N.A., 0.02%, 10/01/2015	$2,580,000	2,580,000

Money Market Funds - 0.00%	Shares
Fidelity Institutional Government Portfolio - Class I, 0.01%b	644	644

TOTAL SHORT-TERM INVESTMENTS
(cost $2,580,644)		2,580,644

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.34%
Money Market Funds - 3.34%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.23%b	3,463,000	3,463,000

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $3,463,000)		3,463,000

TOTAL INVESTMENTS - 101.88%
(cost $113,137,843)(a)		$105,600,583

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2015. Total loaned securities had a market value of $3,394,374 at September 30, 2015.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 22.51%.
c	- Default or other conditions exist and the security is not presently accruing income.
+	- Security is considered illiquid. The aggregate value of such securities is $245,000 or 0.24% of net assets.
d	- 100 shares per contract.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2015.
CAD	- Canadian Dollars.
ETF	- Exchange Traded Fund.
ETN	- Exchange Traded Note.

(a) Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross Unrealized Appreciation	$341,256
Gross Unrealized Depreciation	(7,878,516)
Net Unrealized Depreciation	$(7,537,260)

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the
National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined.
Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price.
Non exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Debt obligations
(including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Certain instruments such as repurchase agreements and demand notes, are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost.

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of September 30, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$88,217,456	$238,072	(1)	$-		$88,455,528
Escrow Notes	-	-		-	*	-	*
Purchased Put Options	-	276,675		-		276,675
Rights	-	111,600		-		111,600
Short-Term Investments	6,501,000	6,330,000	+	-		12,831,000
Investments Purchased with the Cash						-
Proceeds from Securities Lending	2,716,138	-		-		2,716,138
Total Investments in Securities	$97,434,594	$6,956,347		-	*	$104,390,941

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Administrative and Support Services	$2,700
Rental and Leasing Services	232,400
Telecommunications	2,972
$238,072

Transfers out of Level 1 into Level 2	$349,672
Transfers out of Level 2 into Level 1	$18,262

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2014	-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales and/or write-offs	-	*
Transfer in and/or out of Level 3	-
Balance as of September 30, 2015	$-	*

Description	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Input	Range
Escrow Notes	-*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio's net assets as of September 30, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$4,499,748	$776,154	(1)	$-	$5,275,902
Corporate Bonds	-	39,796		-	39,796
Mutual Funds	48,650	-		-	48,650
Purchased Put Options	-	19,520		-	19,520
Warrants	24,325	-		-	24,325
Short-Term Investments	320,000	380,000	+	-	700,000
Investments Purchased with the Cash					-
Proceeds from Securities Lending	216,751	-		-	216,751
Total Investments in Securities	$5,109,474	$1,215,470		$-	$6,324,944

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$28,775
Oil and Gas Extraction	452,961
Publishing Industries (except Internet)	893
Real Estate	292,895
Restaurants	630
$776,154

Transfers out of Level 1 into Level 2	$407,290
Transfers out of Level 2 into Level 1	$26,257

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of September 30, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$773,690,479	$10,771,890	(1)	$-		$784,462,369
Escrow Notes	-	-		-	*	-	*
Purchased Put Options	-	2,044,095		-		2,044,095
Warrants	1,656,043	-		-		1,656,043
Short-Term Investments	45,976,817	44,745,000	+	-		90,721,817
Investments Purchased with the Cash
Proceeds from Securities Lending	42,789,466	-		-		42,789,466
Total Investments in Securities	$864,112,805	$57,560,985		$-	*	$921,673,790

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$19,183
Oil and Gas Extraction	9,139,152
Real Estate	1,613,555
$10,771,890

Transfers out of Level 1 into Level 2	$1,782,000

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2014	-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales and/or write-offs	-	*
Transfer in and/or out of Level 3	-
Balance as of September 30, 2015	$-	*

Description	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Input	Range
Escrow Notes	-*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio's net assets as of September 30, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$25,153,977	$-		$-	$25,153,977
Rights	5,157	5,236		-	10,393
Short-Term Investments	1,128,138	1,349,000	+	-	2,477,138
Investments Purchased with the Cash
Proceeds from Securities Lending	2,992,484	-		-	2,992,484
Total Investments in Securities	$29,279,756	$1,354,236		$-	$30,633,992

Transfers out of Level 1 into Level 2	$5,236

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of September 30, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$181,098,012	$24,913,144	(1)	$-	$206,011,156
Purchased Put Options	-	423,938		-	423,938
Rights	-	349,358		-	349,358
Warrants	167,842	-		-	167,842
Short-Term Investments	11,859,000	12,740,000	+	-	24,599,000
Investments Purchased with the Cash
Proceeds from Securities Lending	22,312,200	-		-	22,312,200
Total Investments in Securities	$215,437,054	$38,426,440		$-	$253,863,494

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$12,840,009
Publishing Industries (except Internet)	240,476
Real Estate	11,773,735
Rental and Leasing Services	31,374
Telecommunications	27,550
$24,913,144

Transfers out of Level 1 into Level 2	$625,358

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of September 30, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$29,104,598	$2,481,446	(1)	$-		$31,586,044
Corporate Bonds	-	5,541		-		5,541
Purchased Put Options	-	111,653		-		111,653
Rights	-	-		-	*	–	*
Warrants	3,377	-		-		3,377
Short-Term Investments	1,835,000	2,210,000	+	-		4,045,000
Investments Purchased with the Cash
Proceeds from Securities Lending	1,025,945	-		-		1,025,945
Total Investments in Securities	$31,968,920	$4,808,640		$-	*	$36,777,560

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$1,050,687
Real Estate	1,430,759
$2,481,446

For the period ended September 30, 2015, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2014	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2015	$-	*

Description	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Input	Range
Rights	$ -	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio's net assets as of September 30, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Corporate Bonds	$-	$18,925,988		$-	$18,925,988
U.S. Government Agency Issues	-	1,226,813		-	1,226,813
U.S. Treasury Obligations	-	2,607,489		-	2,607,489
Exchange Traded Funds	7,269,919	-		-	7,269,919
Purchased Put Options	-	48,705		-	48,705
Short-Term Investments	887,510	1,250,000	+	-	2,137,510
Total Investments in Securities	$8,157,429	$24,058,995		$-	$32,216,424

Liabilities
Written Options	$-	$794,718		$-	$794,718

For the period ended September 30, 2015, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of September 30, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$-	$6,273,426		$-	$6,273,426
Corporate Bonds	-	83,897,704		-	83,897,704
Municipal Bonds	-	245,000		-	245,000
Escrow Notes	-	20,000		-	20,000
Exchange Traded Notes	3,752	-		-	3,752
Mutual Funds	8,384,208	-		-	8,384,208
Purchased Put Options	-	732,849		-	732,849
Short-Term Investments	644	2,580,000	+	-	2,580,644
Investments Purchased with the Cash
Proceeds from Securities Lending	3,463,000	-		-	3,463,000
Total Investments in Securities	$11,851,604	$93,748,979		$-	$105,600,583

For the period ended September 30, 2015, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*:  /s/ Peter B. Doyle
                                                     Peter B. Doyle, President

Date:  11/18/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:  /s/ Peter B. Doyle
                                                     Peter B. Doyle, President

Date:  11/18/2015

By (Signature and Title)*:  /s/ Leonid Polyakov
                                                     Leonid Polyakov, Treasurer

Date:  11/18/2015

* Print the name and title of each signing officer under his or her signature.